UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-08497

Name of Fund: Corporate High Yield Fund III, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Corporate High Yield Fund III, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 05/31/06

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%        $ 2,275,000  Alliant Techsystems, Inc., 3% due 8/15/2024 (b)(i)                     $   2,604,875
                                    2,275,000  DRS Technologies, Inc., 6.875% due 11/01/2013                              2,303,437
                                      975,000  Esterline Technologies Corp., 7.75% due 6/15/2013                          1,033,500
                                      775,000  K&F Acquisition, Inc., 7.75% due 11/15/2014                                  792,437
                                               L-3 Communications Corp. (i):
                                    1,375,000      6.375% due 10/15/2015                                                  1,395,625
                                    1,380,000      3% due 8/01/2035 (b)                                                   1,426,575
                                    1,750,000  Standard Aero Holdings, Inc., 8.25% due 9/01/2014                          1,750,000
                                    1,400,000  Transdigm, Inc., 8.375% due 7/15/2011                                      1,484,000
                                    2,950,000  Vought Aircraft Industries, Inc., 8% due 7/15/2011                         2,905,750
                                                                                                                      -------------
                                                                                                                         15,696,199
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 1.7%                     2,250,000  American Airlines, Inc. Class C, 7.80% due 4/01/2008                       2,174,572
                                               Continental Airlines, Inc.:
                                    1,209,126      Series 1997-4-B, 6.90% due 1/02/2017                                   1,042,520
                                      235,852      Series 1998-1-C, 6.541% due 9/15/2009                                    222,130
                                      750,000      Series 1998-3, 7.25% due 5/01/2007                                       745,054
                                    1,086,080      Series 2001-1-C, 7.033% due 12/15/2012                                   966,035
                                               Delta Air Lines, Inc.:
                                      825,000      7.90% due 12/15/2009                                                     144,375
                                    1,930,000      2.875% due 2/18/2024 (b)(i)                                              316,038
                                                                                                                      -------------
                                                                                                                          5,610,724
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.9%                   1,500,000  Autocam Corp., 10.875% due 6/15/2014                                       1,050,000
                                      600,000  General Motors Acceptance Corp., 7.25% due 3/02/2011                         579,155
                                               Metaldyne Corp.:
                                      350,000      11% due 6/15/2012                                                        269,500
                                    1,165,000      10% due 11/01/2013 (i)                                                 1,071,800
                                                                                                                      -------------
                                                                                                                          2,970,455
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.5%                 2,150,000  Emmis Communications Corp., 9.745% due 6/15/2012 (d)                       2,176,875
                                    1,950,000  Granite Broadcasting Corp., 9.75% due 12/01/2010                           1,840,312
                                    1,000,000  Nexstar Finance, Inc., 7% due 1/15/2014                                      920,000
                                    1,375,000  Nextmedia Operating, Inc., 10.75% due 7/01/2011                            1,488,437
                                               Paxson Communications Corp.:
                                    2,125,000      10.75% due 7/15/2008                                                   2,122,344
                                      550,000      12.121%** due 1/15/2009                                                  532,125
                                    1,700,000  Radio One, Inc., 6.375% due 2/15/2013 (i)                                  1,680,875
                                    1,175,000  Salem Communications Corp., 7.75% due 12/15/2010                           1,229,344
                                    1,364,000  Salem Communications Holding Corp. Series B, 9% due 7/01/2011              1,464,595
                                               Sinclair Broadcast Group, Inc.:
                                      400,000       8% due 3/15/2012                                                        412,500
                                    3,005,000      Class A, 4.875% due 7/15/2018 (b)                                      2,738,306
                                    2,425,000  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (i)                     2,382,563
                                    2,300,000  Young Broadcasting, Inc., 8.75% due 1/15/2014                              2,081,500
                                                                                                                      -------------
                                                                                                                         21,069,776
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.1%                   750,000  Adelphia Communications Corp., 6% due 2/15/2006 (b)(e)                        35,625
                                    2,275,000  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                          2,280,687
                                    1,900,000  Century Communications Series B, 9.05% due 1/15/2008 (e)                   1,220,750
                                               Charter Communications Holdings LLC:
                                    3,500,000      8.625% due 4/01/2009                                                   2,896,250
                                    2,000,000      9.625% due 11/15/2009                                                  1,652,500
                                      745,000  Charter Communications, Inc., 5.875% due 11/16/2009 (b)(i)                   602,519
                                               Intelsat Bermuda Ltd. (i):
                                    2,675,000      8.695% due 1/15/2012 (d)                                               2,721,812
                                    2,775,000      8.625% due 1/15/2015                                                   2,879,062
                                    4,019,000  Loral Cyberstar, Inc., 10% due 7/15/2006 (e)                               3,597,005

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                  $ 3,775,000  Mediacom Broadband LLC, 11% due 7/15/2013                              $   4,119,469
                                      450,000  Mediacom LLC, 9.50% due 1/15/2013                                            457,875
                                               New Skies Satellites NV:
                                      750,000      8.539% due 11/01/2011 (d)                                                778,125
                                    1,000,000      9.125% due 11/01/2012                                                  1,037,500
                                      800,000  PanAmSat Corp., 9% due 8/15/2014                                             842,000
                                    1,775,000  Quebecor Media, Inc., 10.811%** due 7/15/2011                              1,801,625
                                    1,900,000  Rainbow National Services LLC, 10.375% due 9/01/2014 (i)                   2,166,000
                                      596,000  Skynet Senior Secured Notes, 14% due 12/01/2015                              703,280
                                                                                                                      -------------
                                                                                                                         29,792,084
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 7.1%                    1,519,000  BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                   1,722,166
                                    1,525,000  Huntsman International, LLC, 10.125% due 7/01/2009                         1,570,750
                                    1,025,000  ISP Chemco, Inc. Series B, 10.25% due 7/01/2011                            1,105,719
                                    1,075,000  ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                        1,139,500
                                    1,950,000  Innophos, Inc., 8.875% due 8/15/2014 (i)                                   2,006,062
                                               Millennium America, Inc.:
                                    2,300,000      7% due 11/15/2006                                                      2,354,625
                                      975,000      9.25% due 6/15/2008                                                    1,050,562
                                               Nalco Co.:
                                      450,000      7.75% due 11/15/2011                                                     471,375
                                    1,125,000      8.875% due 11/15/2013                                                  1,210,781
                                    1,324,000  Nalco Finance Holdings, Inc., 9.099%** due 2/01/2014                         993,000
                                    3,125,000  Omnova Solutions, Inc., 11.25% due 6/01/2010                               3,328,125
                                      725,000  PCI Chemicals Canada, Inc., 10% due 12/31/2008                               772,125
                                    2,800,000  PolyOne Corp., 10.625% due 5/15/2010                                       3,006,500
                                    1,966,000  Terra Capital, Inc., 11.50% due 6/01/2010                                  2,251,070
                                                                                                                      -------------
                                                                                                                         22,982,360
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%          1,350,000  Sealy Mattress Co., 8.25% due 6/15/2014                                    1,441,125
                                      785,000  Tempur-Pedic, Inc., 10.25% due 8/15/2010                                     873,313
                                                                                                                      -------------
                                                                                                                          2,314,438
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 2.9%                 Chattem, Inc.:
                                    1,775,000      6.87% due 3/01/2010 (d)                                                1,788,312
                                      600,000      7% due 3/01/2014                                                         615,000
                                    1,175,000  Church & Dwight Co., Inc., 6% due 12/15/2012                               1,169,125
                                    3,525,000  Hines Nurseries, Inc., 10.25% due 10/01/2011                               3,621,937
                                    2,200,000  Samsonite Corp., 8.875% due 6/01/2011                                      2,354,000
                                                                                                                      -------------
                                                                                                                          9,548,374
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 8.0%            2,550,000  CBD Media, Inc., 8.625% due 6/01/2011                                      2,639,250
                                    2,275,000  CanWest Media, Inc., 8% due 9/15/2012                                      2,388,750
                                    1,367,000  Dex Media West LLC, 9.875% due 8/15/2013                                   1,546,419
                                               Houghton Mifflin Co.:
                                    2,650,000      8.25% due 2/01/2011                                                    2,765,937
                                    1,775,000      10.378%** due 10/15/2013 (i)                                           1,382,281
                                    5,600,000  Liberty Media Corp., 0.75% due 3/30/2023 (b)                               6,181,000
                                               Primedia, Inc.:
                                    1,215,000      7.625% due 4/01/2008                                                   1,228,669
                                    1,225,000      8.875% due 5/15/2011                                                   1,283,188
                                               Universal City Florida Holding Co. I:
                                    1,375,000      8.375% due 5/01/2010                                                   1,447,188
                                    1,700,000      8.443% due 5/01/2010 (d)                                               1,780,750
                                    3,302,000  Yell Finance BV, 12.52%** due 8/01/2011                                    3,318,510
                                                                                                                      -------------
                                                                                                                         25,961,942
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &            $ 1,575,000   Belden & Blake Corp., 8.75% due 7/15/2012                             $   1,669,500
Production - 1.4%                   2,525,000  Plains Exploration & Production Co. Series B, 8.75% due 7/01/2012          2,752,250
                                                                                                                      -------------
                                                                                                                          4,421,750
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.8%               1,875,000  Dresser, Inc., 9.375% due 4/15/2011                                        1,978,125
                                    1,775,000  Star Gas Partners LP, 10.25% due 2/15/2013                                 1,579,750
                                               Suburban Propane Partners, LP:
                                      400,000      6.875% due 12/15/2013                                                    388,000
                                    1,975,000      6.875% due 12/15/2013 (i)                                              1,915,750
                                                                                                                      -------------
                                                                                                                          5,861,625
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.9%                    2,850,000  Refco Finance Holdings LLC, 9% due 8/01/2012                               3,106,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 4.1%                 800,000  AmeriQual Group LLC, 9% due 4/01/2012 (i)                                    828,000
                                               Commonwealth Brands, Inc. (i):
                                    1,975,000       9.75% due 4/15/2008                                                   2,083,625
                                    1,525,000      10.625% due 9/01/2008                                                  1,608,875
                                    2,725,000  Cott Beverages USA, Inc., 8% due 12/15/2011                                2,874,875
                                               Del Monte Corp.:
                                    1,250,000      8.625% due 12/15/2012                                                  1,356,250
                                      475,000      6.75% due 2/15/2015 (i)                                                  480,937
                                      975,000  Merisant Co., 10.75% due 7/15/2013 (i)                                       663,000
                                      400,000  Michael Foods, Inc., 8% due 11/15/2013                                       411,000
                                    1,950,000  New World Pasta Co., 9.25% due 2/15/2009 (e)                                 136,500
                                    2,100,000  Smithfield Foods, Inc. Series B, 8% due 10/15/2009                         2,236,500
                                    1,250,000  Tabletop Holdings Inc., 12.25%** due 5/15/2014 (i)                           175,000
                                      375,000  The Wornick Co., 10.875% due 7/15/2011                                       380,625
                                                                                                                      -------------
                                                                                                                         13,235,187
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 6.3%                       3,225,000  Boyd Gaming Corp., 8.75% due 4/15/2012                                     3,499,125
                                      900,000  CCM Merger, Inc., 8% due 8/01/2013 (i)                                       918,000
                                    1,350,000  Caesars Entertainment, Inc., 7.875% due 3/15/2010                          1,479,938
                                    1,925,000  Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010               2,208,937
                                    1,550,000  MGM Mirage, 8.50% due 9/15/2010                                            1,701,125
                                    3,625,000  Majestic Star Casino LLC, 9.50% due 10/15/2010                             3,652,187
                                    1,425,000  Pinnacle Entertainment, Inc., 8.25% due 3/15/2012                          1,439,250
                                    2,575,000  Poster Financial Group, Inc., 8.75% due 12/01/2011                         2,645,813
                                    2,675,000  Resorts International Hotel and Casino, Inc., 11.50% due 3/15/2009         3,016,063
                                                                                                                      -------------
                                                                                                                         20,560,438
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 9.0%                             Alpharma, Inc.:
                                    2,950,000      3% due 6/01/2006 (b)                                                   3,816,563
                                    2,175,000      8.625% due 5/01/2011                                                   2,262,000
                                    2,700,000  DaVita, Inc., 7.25% due 3/15/2015 (i)                                      2,743,875
                                    2,325,000  Elan Finance Plc, 7.79% due 11/15/2011 (d)(i)                              2,057,625
                                    3,750,000  Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008              3,871,875
                                    2,250,000  HCA, Inc., 5.50% due 12/01/2009                                            2,240,235
                                    3,125,000  HealthSouth Corp., 8.375% due 10/01/2011                                   3,109,375
                                               Mylan Laboratories, Inc. (i):
                                    1,175,000      5.75% due 8/15/2010                                                    1,169,125
                                      575,000      6.375% due 8/15/2015                                                     575,719
                                    1,450,000  Select Medical Corp., 7.625% due 2/01/2015                                 1,410,125
                                    2,675,000  U.S. Oncology, Inc., 9% due 8/15/2012                                      2,915,750
                                    1,000,000  Vanguard Health Holding Co. II LLC, 9% due 10/01/2014                      1,087,500
                                    1,950,000  Ventas Realty LP, 6.75% due 6/01/2010 (i)                                  1,998,750
                                                                                                                      -------------
                                                                                                                         29,258,517
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.5%                                 Building Materials Corp. of America:
                                  $ 1,050,000      8% due 10/15/2007                                                  $   1,044,750
                                    5,850,000      8% due 12/01/2008                                                      5,835,375
                                      775,000  Forest City Enterprises, Inc., 7.625% due 6/01/2015                          827,312
                                               Goodman Global Holding Co., Inc. (i):
                                      450,000      6.41% due 6/15/2012 (d)                                                  447,750
                                    1,300,000      7.875% due 12/15/2012                                                  1,228,500
                                    1,150,000  Standard-Pacific Corp., 6.50% due 8/15/2010                                1,141,375
                                      725,000  Texas Industries, Inc., 7.25% due 7/15/2013 (i)                              755,813
                                                                                                                      -------------
                                                                                                                         11,280,875
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 8.9%       3,600,000  Advanced Micro Devices, Inc., 7.75% due 11/01/2012                         3,658,500
                                               Amkor Technology, Inc.:
                                      775,000      9.25% due 2/15/2008                                                      728,500
                                    2,000,000      7.125% due 3/15/2011                                                   1,720,000
                                    3,215,000  Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                       3,833,888
                                    1,925,000  Freescale Semiconductor, Inc., 6.349% due 7/15/2009 (d)                    1,987,562
                                               MagnaChip Semiconductor SA:
                                      300,000      6.875% due 12/15/2011                                                    293,250
                                    1,650,000      7.12% due 12/15/2011 (d)                                               1,658,250
                                    1,775,000      8% due 12/15/2014                                                      1,668,500
                                    1,835,000  Quantum Corp., 4.375% due 8/01/2010 (b)                                    1,784,538
                                    2,450,000  Solar Capital Corp., 9.125% due 8/15/2013 (i)                              2,572,500
                                               Sungard Data Systems, Inc. (i):
                                    1,625,000      8.525% due 8/15/2013 (d)                                               1,681,875
                                    1,800,000      10.25% due 8/15/2015                                                   1,881,000
                                      775,000  Telcordia Technologies Inc., 10% due 3/15/2013 (i)                           736,250
                                    1,150,000  UGS Corp., 10% due 6/01/2012                                               1,288,000
                                    3,400,000  Viasystems, Inc., 10.50% due 1/15/2011                                     3,349,000
                                                                                                                      -------------
                                                                                                                         28,841,613
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 1.7%                                 Felcor Lodging LP:
                                    2,850,000      7.78% due 6/01/2011 (d)                                                2,971,125
                                    1,550,000      9% due 6/01/2011                                                       1,708,875
                                      775,000  True Temper Sports, Inc., 8.375% due 9/15/2011                               751,750
                                                                                                                      -------------
                                                                                                                          5,431,750
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.5%                2,175,000  CPI Holdco, Inc., 9.672% due 2/01/2015 (d)(i)                              2,156,821
                                      800,000  Case New Holland, Inc., 9.25% due 8/01/2011                                  852,000
                                    1,350,000  Caue Finance Ltd., 8.875% due 8/01/2015 (i)                                1,404,000
                                      800,000  Columbus McKinnon Corp., 8.50% due 4/01/2008                                 813,336
                                    3,725,000  EaglePicher Inc., 9.75% due 9/01/2013 (e)                                  2,793,750
                                    2,950,000  Invensys Plc, 9.875% due 3/15/2011 (i)                                     2,964,750
                                    2,475,000  JohnsonDiversey, Inc. Series B, 9.625% due 5/15/2012                       2,530,687
                                    1,335,000  Medis Technologies Ltd., 6% due 7/15/2010 (b)(i)                           1,348,350
                                      975,000  Mueller Group, Inc., 10% due 5/01/2012                                     1,044,469
                                      775,000  Rexnord Corp., 10.125% due 12/15/2012                                        850,563
                                    1,175,000  Superior Essex Communications LLC, 9% due 4/15/2012                        1,192,625
                                    3,725,000  Trimas Corp., 9.875% due 6/15/2012                                         3,184,875
                                                                                                                      -------------
                                                                                                                         21,136,226
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 2.2%                  585,000  Asia Aluminum Holdings Ltd., 8% due 12/23/2011 (i)                           585,000
                                    1,150,000  Foundation PA Coal Co., 7.25% due 8/01/2014                                1,208,937
                                    2,925,000  Luscar Coal Ltd., 9.75% due 10/15/2011                                     3,180,937
                                    2,150,000  Novelis, Inc., 7.25% due 2/15/2015 (i)                                     2,155,375
                                                                                                                      -------------
                                                                                                                          7,130,249
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.3%                  $ 2,050,000  AEP Industries, Inc., 7.875% due 3/15/2013 (i)                         $   2,090,352
                                               Crown European Holdings SA:
                                      950,000      9.50% due 3/01/2011                                                    1,047,375
                                      500,000      10.875% due 3/01/2013                                                    590,000
                                    1,350,000  Graham Packing Co., Inc., 9.875% due 10/15/2014                            1,397,250
                                    3,000,000  Owens-Brockway, 8.875% due 2/15/2009                                       3,172,500
                                               Pliant Corp.:
                                    1,872,164      11.625% due 6/15/2009 (g)(i)                                           1,999,553
                                    1,275,000      13% due 6/01/2010                                                        918,000
                                    2,375,000  U.S. Can Corp., 12.375% due 10/01/2010                                     2,345,313
                                      650,000  Wise Metals Group LLC, 10.25% due 5/15/2012                                  534,625
                                                                                                                      -------------
                                                                                                                         14,094,968
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 5.9%                        3,625,000  Abitibi-Consolidated, Inc., 7.37% due 6/15/2011 (d)                        3,625,000
                                      975,000  Boise Cascade LLC, 6.474% due 10/15/2012 (d)                                 982,312
                                    3,325,000  Bowater, Inc., 6.87% due 3/15/2010 (d)                                     3,358,250
                                    2,025,000  Domtar, Inc., 7.125% due 8/15/2015                                         2,018,895
                                               Graphic Packaging International Corp.:
                                      825,000      8.50% due 8/15/2011                                                      862,125
                                      950,000      9.50% due 8/15/2013                                                      973,750
                                      925,000  JSG Funding Plc, 9.625% due 10/01/2012                                       945,813
                                               NewPage Corp. (i):
                                    1,450,000      9.943% due 5/01/2012 (d)                                               1,442,750
                                    1,450,000      12% due 5/01/2013                                                      1,377,500
                                    2,450,000  Norske Skog Canada Ltd. Series D, 8.625% due 6/15/2011                     2,548,000
                                    1,003,000  Western Forest Products, Inc., 15% due 7/28/2009 (g)(i)                      978,907
                                                                                                                      -------------
                                                                                                                         19,113,302
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 0.9%                       2,850,000  Jean Coutu Group, Inc., 8.50% due 8/01/2014                                2,921,250
-----------------------------------------------------------------------------------------------------------------------------------
Service - 6.8%                        325,000  Ahern Rentals, Inc., 9.25% due 8/15/2013 (i)                                 332,312
                                    2,625,000  Allied Waste North America, Inc. Series B, 8.875% due 4/01/2008            2,769,375
                                    2,725,000  Corrections Corp. of America, 7.50% due 5/01/2011                          2,816,969
                                      575,000  Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (i)                      564,937
                                      875,000  MSW Energy Holdings II LLC, 7.375% due 9/01/2010                             910,000
                                    1,500,000  MSW Energy Holdings LLC, 8.50% due 9/01/2010                               1,612,500
                                    1,300,000  Mac-Gray Corp., 7.625% due 8/15/2015 (i)                                   1,342,250
                                    1,175,000  Service Corp. International, 7% due 6/15/2017 (i)                          1,189,688
                                    3,325,000  United Rentals North America, Inc., 7.75% due 11/15/2013                   3,250,188
                                    3,100,000  Waste Services, Inc., 9.50% due 4/15/2014 (i)                              3,084,500
                                               Williams Scotsman, Inc.:
                                    3,700,000      9.875% due 6/01/2007                                                   3,718,500
                                      375,000      10% due 8/15/2008                                                        410,708
                                                                                                                      -------------
                                                                                                                         22,001,927
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 1.0%                        1,950,000  Chaparral Steel Co., 10% due 7/15/2013 (i)                                 2,047,500
                                    1,200,000  Ucar Finance, Inc., 10.25% due 2/15/2012                                   1,284,000
                                                                                                                      -------------
                                                                                                                          3,331,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 5.0%                      ADC Telecommunications, Inc. (b):
                                    2,200,000      1% due 6/15/2008                                                       2,095,500
                                      750,000      3.996% due 6/15/2013 (d)                                                 750,938
                                      850,000  Alaska Communications Systems Holdings, Inc.,
                                               9.875% due 8/15/2011                                                         930,750
                                      950,000  Cincinnati Bell, Inc., 8.375% due 1/15/2014                                  959,500
                                    3,225,000  LCI International, Inc., 7.25% due 6/15/2007                               3,176,625
                                      350,000  Qwest Communications International, Inc., 7.50% due 2/15/2014 (i)            336,000

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                         Face
Industry                               Amount  Corporate Bonds                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                               Qwest Corp. (i):
                                  $ 1,550,000      7.12% due 6/15/2013 (d)                                            $   1,623,625
                                      525,000      7.625% due 6/15/2015                                                     538,125
                                    1,000,000  Terremark Worldwide, Inc., 9% due 6/15/2009 (b)(i)                           840,000
                                      850,000  Time Warner Telecom Holdings, Inc., 7.79% due 2/15/2011 (d)                  871,250
                                               Time Warner Telecom, Inc.:
                                      250,000      9.75% due 7/15/2008                                                      253,750
                                    3,875,000      10.125% due 2/01/2011                                                  3,981,563
                                                                                                                      -------------
                                                                                                                         16,357,626
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.8%               2,325,000  Teekay Shipping Corp., 8.875% due 7/15/2011                                2,659,219
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 10.9%                                The AES Corp.
                                    4,458,000      9.375% due 9/15/2010                                                   5,004,105
                                    2,100,000      8.75% due 5/15/2013 (i)                                                2,310,000
                                    1,975,000  Aquila, Inc., 7.625% due 11/15/2009                                        2,049,063
                                    4,875,000  Calpine Canada Energy Finance Ulc, 8.50% due 5/01/2008                     3,400,312
                                      950,000  Calpine Corp., 8.75% due 7/15/2007                                           705,375
                                    3,205,000  Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                 4,094,388
                                    1,979,000  ESI Tractebel Acquisition Corp. Series B, 7.99% due 12/30/2011             2,089,889
                                    1,900,000  Edison Mission Energy, 9.875% due 4/15/2011                                2,244,375
                                               Nevada Power Co.:
                                      390,000      9% due 8/15/2013                                                         437,775
                                    2,145,000      Series E, 10.875% due 10/15/2009                                       2,375,588
                                    2,550,000  Reliant Energy, Inc., 6.75% due 12/15/2014                                 2,511,750
                                    1,650,000  Sierra Pacific Power Co. Series A, 8% due 6/01/2008                        1,753,125
                                    1,200,000  Sierra Pacific Resources, 8.625% due 3/15/2014                             1,326,000
                                      925,000  Southern Natural Gas Co., 8.875% due 3/15/2010                             1,009,134
                                    2,150,000  Tenaska Alabama Partners LP, 7% due 6/30/2021 (i)                          2,242,859
                                    2,000,000  Texas Genco LLC, 6.875% due 12/15/2014 (i)                                 2,075,000
                                                                                                                      -------------
                                                                                                                         35,628,738
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -             825,000  American Tower Escrow Corp., 14.887%** due 8/01/2008                         631,125
5.1%                                2,000,000  Centennial Cellular Operating Co. LLC, 10.125% due 6/15/2013               2,230,000
                                    2,350,000  Digicel Ltd., 9.25% due 9/01/2012 (i)                                      2,455,750
                                    1,000,000  Dobson Cellular Systems, 8.443% due 11/01/2011 (d)                         1,040,000
                                      400,000  Dobson Communications Corporation, 8.875% due 10/01/2013                     400,000
                                    1,750,000  IWO Holdings, Inc., 7.349% due 1/15/2012 (d)                               1,837,500
                                               Rogers Wireless Communications, Inc.:
                                      650,000      6.995% due 12/15/2010 (d)                                                677,625
                                      250,000      8% due 12/15/2012                                                        267,500
                                    3,400,000      6.375% due 3/01/2014                                                   3,459,500
                                      625,000  Rural Cellular Corp., 8.37% due 3/15/2010 (d)                                646,875
                                    1,375,000  SBA Communications Corp., 8.50% due 12/01/2012                             1,500,469
                                    1,507,000  SBA Telecommunications, Inc., 7.553%** due 12/15/2011                      1,382,673
                                                                                                                      -------------
                                                                                                                         16,529,017
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Corporate Bonds (Cost - $410,916,132) - 128.7%                     418,848,629
-----------------------------------------------------------------------------------------------------------------------------------

                                               Floating Rate Loan Interests (a)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 1.5%                 4,850,000  Century Cable Holdings, LLC Discretionary Term Loan, 8.50%
                                               due 12/31/2009                                                             4,820,294
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.9%                    2,830,000  Wellman, Inc. Second Lien Term Loan, 10.46%                                2,872,450
                                               due 2/10/2010
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.3%                  997,462  EaglePicher Holdings, Inc. Tranche B Term Loan, 10% due                      991,228
                                               8/07/2009 (j)
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Floating Rate Loan Interests (Cost - $8,337,084) - 2.7%              8,683,972
-----------------------------------------------------------------------------------------------------------------------------------

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

                                       Shares
Industry                                 Held  Common Stocks                                                              Value
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                        81,243  ABX Air, Inc. (c)                                                      $     662,130
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.6%                  79,995  Trico Marine Services, Inc. (c)                                            1,816,686
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                          203,785  Western Forest Products, Inc. (c)                                            445,956
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Common Stocks (Cost - $4,621,496) - 0.9%                             2,924,772
-----------------------------------------------------------------------------------------------------------------------------------

                                               Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%                     128,000  General Motors Corp. Series C, 6.25% (b)                                   2,741,760
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Preferred Stocks (Cost - $3,199,472) - 0.8%                          2,741,760
-----------------------------------------------------------------------------------------------------------------------------------

                                               Warrants (h)
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                    32,981  Loral Space & Communications (expires 12/26/2006)                                165
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                     32,042  HealthSouth Corp. (expires 1/16/2014)                                         80,105
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 0.0%                        4,000  Pliant Corp. (expires 6/01/2010)                                                  40
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                              700  MDP Acquisitions Plc (expires 10/01/2013)                                      3,500
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Communications -                 826  American Tower Corp. (expires 8/01/2008)                                     278,157
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Warrants (Cost - $112,171) - 0.1%                                      361,967
-----------------------------------------------------------------------------------------------------------------------------------

                                   Beneficial
                                     Interest  Other Interests (f)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                   $ 3,780,240  US Airways Group, Inc. - Certificate of Beneficial Interest                1,587,701
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Other Interests (Cost - $1,020,665) - 0.5%                           1,587,701
-----------------------------------------------------------------------------------------------------------------------------------
                                               Total Investments (Cost - $428,207,020*) - 133.7%                        435,148,801

                                               Liabilities in Excess of Other Assets - (33.7%)                         (109,540,167)
                                                                                                                      -------------
                                               Net Assets - 100.0%                                                    $ 325,608,634
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 428,485,313
                                                                  =============
      Gross unrealized appreciation                               $  19,731,386
      Gross unrealized depreciation                                 (12,996,765
                                                                  -------------
      Net unrealized appreciation                                 $   6,734,621
                                                                  =============

** Represents a zero coupon or step bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(a) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
(b)   Convertible security.
(c)   Non-income producing security.
(d)   Floating rate note.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(g) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(h) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

Corporate High Yield Fund III, Inc.
Schedule of Investments as of August 31, 2005                  (in U.S. dollars)

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(j)   Issuer filed for bankruptcy.

      Swaps outstanding as of August 31, 2005 were as follows:

       ------------------------------------------------------------------------------------------------------
                                                                                    Notional       Unrealized
                                                                                     Amount      Appreciation
       ------------------------------------------------------------------------------------------------------
       Sold credit default protection on General Motors Corp. and receive 4.40%

       Broker, Morgan Stanley Capital Services, Inc.
       Expires June 2007                                                            $ 400,000    $      6,527
       ------------------------------------------------------------------------------------------------------

      Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

       ------------------------------------------------------------------------------------------------------
                                                                                                     Interest
       Affiliate                                                                  Net Activity         Income
       ------------------------------------------------------------------------------------------------------
       Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                      $ (79,564)   $      1,831
       ------------------------------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Corporate High Yield Fund III, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Corporate High Yield Fund III, Inc.

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Corporate High Yield Fund III, Inc.

Date: October 19, 2005